Notes Payable and Other Amounts Due to Related Party (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Due to related party:
Total due to related party	$ 396,453	$ 363,845	$ 311,792
Notes payable to related party:
Notes payable to Dr. Michael Dent, current portion		553,550
Long term portion:
Long term portion	665,452		237,157
Total due to related parties		917,395	548,949
Deferred compensation, Dr. Michael Dent [Member]
Due to related party:
Total due to related party	300,600	300,600	300,600
Accrued interest payable to Dr. Michael Dent	95,853	63,245
Due to Dr. Michael Dent [Member]
Due to related party:
Total due to related party	300,600	616,795
Notes payable to related party:
Notes payable to Dr. Michael Dent, current portion		553,550
Total notes payable to related party	$ 665,452
Long term portion:
Long term portion			237,157
Due to MedOffice Direct [Member]
Due to related party:
Total due to related party			$ 11,192